Payables and Accrued Charges - Summary of Payables and Accrued Charges (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade accounts	$ 306	$ 340
Accrued compensation	98	76
Dividends	84	84
Current portion of asset retirement obligations and accrued environmental costs (Note 18)	72	58
Deferred revenue	51	59
Accrued transaction costs (Note 32)	42
Current portion of pension and other post-retirement benefits (Note 26)	35	32
Accrued interest	33	35
Income taxes (Note 8)	16	25
Other payables and other accrued charges	70	63
Payables and accrued charges	$ 807	$ 772